Allowances For Credit Losses And Investment in Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Allowance for credit losses:
Beginning balance	$ 72,967	$ 92,142
(Benefit)/provision	(31,481)	(19,175)
Ending balance	41,486	72,967
Ending balance individually evaluated for impairment	1,505	28,255
Ending balance collectively evaluated for impairment	39,981	44,712
Financing receivables:
Ending balance	7,277,776	6,239,870
Ending balance individually evaluated for impairment	31,840	128,061
Ending balance collectively evaluated for impairment	7,245,936	6,111,809
Mortgage loans
Allowance for credit losses:
Beginning balance	66,750	85,250
(Benefit)/provision	(31,750)	(18,500)
Ending balance	35,000	66,750
Ending balance individually evaluated for impairment		26,750
Ending balance collectively evaluated for impairment	35,000	40,000
Financing receivables:
Ending balance	7,217,169	6,201,275
Ending balance individually evaluated for impairment		116,750
Ending balance collectively evaluated for impairment	7,217,169	6,084,525
Non Trade Receivable
Allowance for credit losses:
Beginning balance	6,217	6,892
(Benefit)/provision	269	(675)
Ending balance	6,486	6,217
Ending balance individually evaluated for impairment	1,505	1,505
Ending balance collectively evaluated for impairment	4,981	4,712
Financing receivables:
Ending balance	30,272	28,789
Ending balance individually evaluated for impairment	1,505	1,505
Ending balance collectively evaluated for impairment	28,767	27,284
Non Affiliates
Financing receivables:
Ending balance	30,335	9,806
Ending balance individually evaluated for impairment	$ 30,335	$ 9,806